SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2011
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

10. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2010 and 2011 are comprised of the following:

	March 31,
	2010	2011
Average interest rates on loans from banks	1.49%	0.66%

	March 31,
	2010	2011
	(Yen in millions)
Secured	¥243	¥171
Unsecured	3,830	7,681

	¥4,073	¥7,852

Long-term debt at March 31, 2010 and 2011 are comprised of the following:

	March 31,
	2010	2011
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-11.60%

	March 31,
	2010	2011
	(Yen in millions)
Secured	¥37,713	¥33,138
Unsecured	4,810	2,087

	42,523	35,225
Less, portion due within one year	(13,456)	(10,687)

	¥29,067	¥24,538

Aggregate maturities of long-term debt at March 31, 2011 are as follows:

Years ending March 31,	(Yen in millions)
2013	¥10,874
2014	6,822
2015	4,379
2016	1,800
2017 and thereafter	663

¥24,538

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥5,005	¥1,893
Intangible assets	1,875	1,770

As described in Note 8 to the Consolidated Financial Statement, since transferring of the capital lease receivables did not qualify as a sale for financial reporting purpose, Kyocera has accounted for the cash received as a secured borrowing. As a result of the transaction, capital lease receivables in the amount of ¥34,807 million and ¥31,719 million as of March 31, 2010 and 2011 have been recorded on the balance sheets, respectively.